Related Party Transactions	9 Months Ended
Sep. 23, 2012
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

The Company has related party transactions with the Sponsor, the Founders and the Chief Executive Officer as described below:

Sponsor

The Company was party to an advisory agreement under which the Sponsor provided certain financial advisory services. See Note 12 Commitments and Contingencies.

In May 2010, the Company sold 607,680 shares of series X convertible preferred stock to the Sponsor and their affiliates. The aggregate proceeds were $5,000 and were used for general corporate purposes.

Founders

The Company leases its corporate office and six restaurant locations from entities owned by the Founders. See Note 8 Leases.

In connection with the acquisition of the Company by the Sponsor in November 2006, the purchase price included a contingent element. This element was an agreement to complete the development of a new restaurant location. Payment for this unit was to be based on the cash flow of the restaurant during its first fourteen months of operation after the first full four months the restaurant was open. The restaurant opened in April 2008 and payment was made in November 2009. This contingent payment was $3,782, with $410 recorded in property and equipment and the remaining $3,372 as goodwill. The contingent payment was additional purchase price for the tangible assets and operations related to the new restaurant acquired by the Company and consisted solely of property and equipment. There were no specifically identified intangibles attributable to this location other than goodwill.

In conjunction with the Sponsor’s investment in November 2006, a retention bonus plan was implemented. See Note 15 Deferred Compensation. At that time, the Company transferred the responsibility for certain future payments to an entity controlled by its Founders. To recognize that obligation, the Company established a note payable for those obligations.

The Company entered into a management agreement in November 2006 with Three Star Management, Ltd. (an entity owned by the Founders) to provide management services, such as administrative, accounting and human resources support, to Three Star Management’s restaurants. In connection with this agreement, the Company received management fees of $53, $40 and $40 for fiscal years 2009, 2010 and 2011, respectively. The Company received management fees of $30 (unaudited) and $30 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

Chief Executive Officer

In conjunction with hiring and relocating the Company’s Chief Executive Officer, Steve Hislop, in 2007, the Company agreed to lend Mr. Hislop the amount of his home mortgage payments on his prior residence as he was unable to sell the home when he relocated. Amounts paid for Mr. Hislop’s mortgage accrued interest at 8% per annum. The note receivable balance was $114 as of December 26, 2010 consisting of $107 in principal and $7 in interest. Mr. Hislop repaid this note receivable along with interest of $10 in June of 2011 and the note was extinguished.

Purchase of Common Stock by Company Executives

In April 2009, the Company sold 33,411 shares of common stock at a price of $5.99 per share for an aggregate purchase price of $200 to Frank Biller, the Company’s Vice President of Operations, Southeast Region.

In December 2010, the Company sold 9,969 shares of common stock at a price per share of $10.04 for an aggregate purchase price of $100 to both Ted Zapp, Vice President of Operations and Sharon Russell, Chief Administrative Officer and 4,984 shares of common stock at a price per share of $10.04 for an aggregate purchase price of $50 to Michael Hatcher, Vice President of Real Estate and Development.

Pursuant to the Chief Financial Officer joining the Company, the Company agreed to sell 8,489 shares of common stock at a price per share of $11.78 for an aggregate purchase price of $100 on August 15, 2011.

The price per share of each of these common stock purchases by Company executives was estimated to be the fair value of the stock at the date of purchase as determined by the quarterly contemporaneous valuation completed by the Company’s board of directors. For additional information on the contemporaneous valuation, see Note 10 Stock-Based Compensation. Since this stock was sold to each of the officers at its fair value, no stock-based compensation expense was recorded.